Basis of Presentation and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of property and equipment
	2018	2017
Shop Machinery and equipment	$87,534	$87,704
Computers and electronics	32,093	35,270
Office furniture and fixtures	37,814	37,814
Vehicle	-	73,142
Leasehold improvements	19,514	19,514
	176,955	253,444
Less - accumulated depreciation	(123,725)	(97,507)
	$53,230	$155,937

Computation of basic and diluted income (loss) per share
	For the Three Months Ended		For the Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2019	2018	2019	2018
Numerator:
Net Income (Loss)	$53,814	$(1,076,100)	$(1,049,360)	$(2,754,390)

Numerator for basic and diluted EPS - income (loss) available to common Shareholders	$53,814	$(1,076,100)	$(1,049,360)	$(2,754,390)

Denominator:
Denominator for basic EPS - Weighted average shares	27,589,088	9,182,470	27,067,792	9,182,470
Dilutive Effect of Warrants and Options	6,620,130	-	-	-
Denominator for diluted EPS - adjusted Weighted average shares and assumed Conversions	34,209,218	9,182,470	27,067,792	9,182,470
Basic and Diluted income (loss) per common share	$0.00	$(0.12)	$(0.04)	$(0.30)